THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—104.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
L3Harris Technologies, Inc.	61,072	$12,678,547
Mercury Systems, Inc.*	88,629	7,225,036
Spirit AeroSystems Holdings, Inc., Cl. A	84,239	6,472,925
The Boeing Co.	192,348	65,625,291
United Technologies Corp.	112,738	15,061,797
		107,063,596
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Levi Strauss & Co., Cl. A*	503,012	9,587,409
Lululemon Athletica, Inc.*	76,550	14,627,939
LVMH Moet Hennessy Louis Vuitton SE	14,968	6,182,669
		30,398,017
APPLICATION SOFTWARE—9.9%
Adobe, Inc.*,+	810,401	242,196,443
Aspen Technology, Inc.*	255,169	33,649,136
Avalara, Inc.*	578,560	47,141,069
Cadence Design Systems, Inc.*	47,010	3,474,509
Everbridge, Inc.*	194,207	19,867,376
Medallia, Inc.*	241,014	9,604,408
Palantir Technologies, Inc., Cl. A*,@,(a)	348,292	2,002,679
RealPage, Inc.*	104,557	6,532,721
salesforce.com, Inc.*,+	1,657,049	256,014,070
		620,482,411
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC	691,096	60,574,564

AUTOMOTIVE RETAIL—0.1%
Carvana Co., Cl. A*	115,886	7,365,714

BIOTECHNOLOGY—2.7%
Alnylam Pharmaceuticals, Inc.*	430,239	33,382,244
Incyte Corp.*	204,464	17,363,083
Sarepta Therapeutics, Inc.*	318,339	47,384,760
Vertex Pharmaceuticals, Inc.*	443,422	73,882,974
		172,013,061
BUILDING PRODUCTS—0.2%
AO Smith Corp.	207,370	9,424,967

CABLE & SATELLITE—0.6%
Altice USA, Inc., Cl A*	1,516,170	39,132,348

CASINOS & GAMING—0.2%
Wynn Resorts Ltd.	98,547	12,818,008

CONSTRUCTION MATERIALS—0.8%
Vulcan Materials Co.	341,464	47,241,544

DATA PROCESSING & OUTSOURCED SERVICES—8.3%
Fidelity National Information Services, Inc.	558,378	74,403,869
PayPal Holdings, Inc.*	1,017,476	112,329,350
Visa, Inc., Cl. A+	1,884,788	335,492,264
		522,225,483

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—104.4% (CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—1.3%
Citigroup, Inc.	1,013,082	$72,090,915
JPMorgan Chase & Co.	95,220	11,045,520
		83,136,435
DIVERSIFIED SUPPORT SERVICES—1.3%
Cintas Corp.	307,559	80,100,666

FINANCIAL EXCHANGES & DATA—2.8%
Intercontinental Exchange, Inc.	1,311,758	115,251,058
S&P Global, Inc.	255,022	62,467,639
		177,718,697
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	704,759	60,630,417

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	612,992	62,371,936

HEALTH CARE EQUIPMENT—8.6%
Abbott Laboratories	1,555,257	135,462,885
ABIOMED, Inc.*	133,105	37,077,729
Boston Scientific Corp.*	3,349,508	142,220,110
Danaher Corp.	1,154,833	162,254,037
DexCom, Inc.*	95,604	14,997,399
Intuitive Surgical, Inc.*	57,431	29,835,979
Medtronic PLC	165,888	16,910,623
		538,758,762
HEALTH CARE SERVICES—0.5%
Cigna Corp.	111,485	18,943,531
Guardant Health, Inc.*	128,669	12,093,599
		31,037,130
HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc.+	278,924	59,603,270

HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	1,336,734	31,493,453
Walmart, Inc.	268,985	29,690,564
		61,184,017
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.+	653,970	112,783,666

INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	215,132	49,108,182

INTERACTIVE HOME ENTERTAINMENT—0.5%
Take-Two Interactive Software, Inc.*	235,008	28,793,180

INTERACTIVE MEDIA & SERVICES—9.3%
Alphabet, Inc., Cl. C*,+	200,017	243,356,684
Facebook, Inc., Cl. A*,+	1,496,966	290,755,706
Pinterest, Inc., Cl. A*	941,456	27,292,809
Twitter, Inc.*	451,650	19,109,312
		580,514,511

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—104.4% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—12.7%
Alibaba Group Holding Ltd.#,*	555,545	$96,170,395
Altaba, Inc.*	1,712,011	120,611,175
Amazon.com, Inc.*,+	295,057	550,806,506
Chewy, Inc., Cl. A*	175,933	5,904,311
Etsy, Inc.*	180,141	12,073,050
Farfetch Ltd., Cl. A*	568,132	11,419,453
		796,984,890
INTERNET SERVICES & INFRASTRUCTURE—0.5%
Twilio, Inc., Cl. A*	95,719	13,315,470
Wix.com Ltd.*	108,378	16,096,301
		29,411,771
INVESTMENT BANKING & BROKERAGE—0.8%
E*TRADE Financial Corp.	259,159	12,644,368
The Goldman Sachs Group, Inc.	15,209	3,347,957
Morgan Stanley	723,962	32,259,747
		48,252,072
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	99,561	24,543,778

LIFE SCIENCES TOOLS & SERVICES—2.3%
Illumina, Inc.*	146,115	43,743,909
NanoString Technologies, Inc.*	542,313	17,820,405
Thermo Fisher Scientific, Inc.	306,687	85,160,846
		146,725,160
MANAGED HEALTH CARE—2.5%
UnitedHealth Group, Inc.+	630,956	157,114,354

MOVIES & ENTERTAINMENT—3.0%
Netflix, Inc.*	233,355	75,371,331
The Walt Disney Co.	701,780	100,361,558
Viacom, Inc., Cl. B	501,524	15,221,253
		190,954,142
PHARMACEUTICALS—1.3%
Allergan PLC	336,699	54,040,190
GW Pharmaceuticals PLC#,*	176,037	28,570,805
		82,610,995
PROPERTY & CASUALTY INSURANCE—1.3%
The Progressive Corp.	1,027,362	83,195,775

RAILROADS—0.9%
Union Pacific Corp.	324,599	58,411,590

RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc.*	48,463	29,824,130

RESTAURANTS—0.8%
McDonald’s Corp.	250,240	52,730,573

SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	344,877	71,944,791

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—104.4% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.4%
Broadcom, Inc.	225,377	$65,357,076
Marvell Technology Group Ltd.	2,019,517	53,032,516
Microchip Technology, Inc.	215,205	20,319,656
Micron Technology, Inc.*	583,068	26,173,923
NXP Semiconductors NV	401,574	41,518,736
Xilinx, Inc.	76,334	8,718,106
		215,120,013
SOFT DRINKS—0.4%
The Coca-Cola Co.	529,029	27,842,796

SPECIALTY CHEMICALS—1.3%
The Sherwin-Williams Co.	153,255	78,625,945

SYSTEMS SOFTWARE—10.0%
Microsoft Corp.+	4,513,954	615,116,512
Proofpoint, Inc.*	104,583	13,198,375
		628,314,887
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Apple, Inc.+	1,081,457	230,393,599

WIRELESS TELECOMMUNICATION SERVICES—0.7%
T-Mobile US, Inc.*	534,613	42,624,694

TOTAL COMMON STOCKS (Cost $4,490,990,056)		6,550,106,537

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	1,420,438	8,167,518
Palantir Technologies, Inc., Cl. D*,@,(a)	185,062	1,064,107
		9,231,625
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	5,824,024

TOTAL PREFERRED STOCKS (Cost $23,705,752)		15,055,649

REAL ESTATE INVESTMENT TRUST—1.2%	SHARES	VALUE
SPECIALIZED—1.2%
Crown Castle International Corp.	546,890	72,878,561
(Cost $62,324,500)		72,878,561
Total Investments (Cost $4,577,020,308)	105.8%	$6,638,040,747
Affiliated Securities (Cost $13,104,054)		5,824,024
Unaffiliated Securities (Cost $4,563,916,254)		6,632,216,723
Securities Sold Short (Proceeds $460,369,967)	(7.3)%	(456,740,680)
Other Assets in Excess of Liabilities	1.5%	93,117,849
NET ASSETS	100.0%	$6,274,417,916

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

		Acquisition	Acquisition	% of net assets (Acquisition	Market	% of net assets as of
	Security	Date(s)	Cost	Date)	Value	7/31/2019
	Palantir Technologies, Inc., Cl. A	10/7/14	$2,266,336	0.05%	$2,002,679	0.03%
	Palantir Technologies, Inc., Cl. B	10/7/14	9,379,767	0.22%	8,167,518	0.13%
	Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,064,107	0.02%
	Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	5,824,024	0.09%
	Total				$17,058,328	0.27%

+	All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited)

COMMON STOCKS—(7.3)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.2)%
Axon Enterprise, Inc.	(145,357)	$(10,206,968)

AIR FREIGHT & LOGISTICS—(0.2)%
CH Robinson Worldwide, Inc.	(186,382)	(15,605,765)

APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
Under Armour, Inc., Cl. A	(351,595)	(8,111,297)

APPLICATION SOFTWARE—(0.7)%
DocuSign, Inc., Cl. A	(470,181)	(24,317,761)
Elastic NV	(193,729)	(19,146,237)
		(43,463,998)
AUTOMOBILE MANUFACTURERS—(0.4)%
Tesla, Inc.	(112,977)	(27,296,373)

AUTOMOTIVE RETAIL—(0.1)%
Advance Auto Parts, Inc.	(62,469)	(9,410,330)

BUILDING PRODUCTS—(0.1)%
Lennox International, Inc.	(36,014)	(9,236,871)

CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.6)%
Caterpillar, Inc.	(92,250)	(12,146,557)
PACCAR, Inc.	(351,320)	(24,641,585)
		(36,788,142)
DATA PROCESSING & OUTSOURCED SERVICES—(0.3)%
Jack Henry & Associates, Inc.	(117,689)	(16,441,153)

DIVERSIFIED BANKS—(0.5)%
SPDR S&P Regional Banking ETF	(595,748)	(32,849,545)

EXCHANGE TRADED FUNDS—(0.5)%
Utilities Select Sector SPDR Fund	(526,107)	(31,329,672)

FERTILIZERS & AGRICULTURAL CHEMICALS—(0.3)%
The Scotts Miracle-Gro Co.	(153,960)	(17,271,233)

HOMEFURNISHING RETAIL—(0.1)%
Williams-Sonoma, Inc.	(57,735)	(3,849,770)

HOUSEHOLD APPLIANCES—(0.2)%
iRobot Corp.	(164,002)	(11,988,546)

INTERACTIVE MEDIA & SERVICES—(0.1)%
Weibo Corp.#	(93,807)	(3,674,420)

INTERNET SERVICES & INFRASTRUCTURE—(0.2)%
MongoDB, Inc., Cl. A	(70,490)	(10,095,578)

LIFE SCIENCES TOOLS & SERVICES—(0.6)%
Waters Corp.	(179,420)	(37,778,675)

MARKET INDICES—(0.1)%
iShares Russell 2000 ETF	(28,015)	(4,386,028)

MISCELLANEOUS—(0.4)%
iShares China Large-Capital ETF	(77,117)	(3,169,509)
iShares Nasdaq Biotechnology ETF	(228,307)	(24,122,918)
		(27,292,427)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(7.3)% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—(0.1)%
Tencent Music Entertainment Group#	(440,185)	$(6,281,440)

PROPERTY & CASUALTY INSURANCE—(0.2)%
The Allstate Corp.	(99,907)	(10,730,012)

RESTAURANTS—(0.2)%
Domino’s Pizza, Inc.	(61,100)	(14,940,783)

SPECIALTY CHEMICALS—(0.3)%
PPG Industries, Inc.	(181,922)	(21,355,824)

SYSTEMS SOFTWARE—(0.7)%
Check Point Software Technologies Ltd.	(170,593)	(19,097,886)
Fortinet, Inc.	(72,067)	(5,787,701)
Oracle Corp.	(291,877)	(16,432,675)
		(41,318,262)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.1)%
NetApp, Inc.	(86,127)	(5,037,568)

TOTAL COMMON STOCKS (Proceeds $460,369,967)		(456,740,680)
Total Securities Sold Short (Proceeds $460,369,967)		$(456,740,680)

# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—85.5%	SHARES	VALUE
AEROSPACE & DEFENSE—5.2%
Arconic, Inc.	16,527	$413,836
HEICO Corp.+	9,464	1,294,202
Kratos Defense & Security Solutions, Inc.*,+	39,266	967,907
L3Harris Technologies, Inc.	725	150,510
TransDigm Group, Inc.*,+	6,872	3,335,944
		6,162,399
AIR FREIGHT & LOGISTICS—0.8%
XPO Logistics, Inc.*,+	13,412	905,042

APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Canada Goose Holdings, Inc.*,+	9,742	455,828
Levi Strauss & Co., Cl. A*,+	81,002	1,543,898
		1,999,726
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*,+	6,572	1,187,889

APPLICATION SOFTWARE—11.8%
2U, Inc.*,+	7,419	94,963
Adobe, Inc.*	1,386	414,220
Altair Engineering, Inc., Cl. A*,+	20,137	837,901
Anaplan, Inc.*	15,238	867,652
Atlassian Corp., PLC, Cl. A*	4,308	603,637
Autodesk, Inc.*	1,764	275,484
Avalara, Inc.*	11,367	926,183
Benefitfocus, Inc.*	5,680	141,943
Ebix, Inc.+	23,148	1,065,502
Everbridge, Inc.*,+	14,492	1,482,532
Globant SA*	2,008	212,848
HubSpot, Inc.*	1,095	195,698
Medallia, Inc.*	693	27,616
Palantir Technologies, Inc., Cl. A*,@,(a)	6,606	37,985
Paylocity Holding Corp.*,+	16,576	1,692,244
Pluralsight, Inc., Cl. A*	20,127	617,698
PTC, Inc.*	4,064	275,458
salesforce.com, Inc.*	1,928	297,876
SPS Commerce, Inc.*,+	9,493	1,061,602
SS&C Technologies Holdings, Inc.+	4,949	237,304
Telaria, Inc.*	88,617	717,798
The Trade Desk, Inc., Cl. A*,+	5,725	1,507,450
Workday, Inc., Cl. A*	1,411	282,172
		13,873,766
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Affiliated Managers Group, Inc.	3,354	287,740
Hamilton Lane, Inc., Cl. A	10,045	589,641
WisdomTree Investments, Inc.	117,164	726,417
		1,603,798
BIOTECHNOLOGY—3.9%
ACADIA Pharmaceuticals, Inc.*	11,576	284,538
Acorda Therapeutics, Inc.*	28,937	200,533

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—85.5% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—3.9% (CONT.)
Adverum Biotechnologies, Inc.*	4,138	$55,491
Alnylam Pharmaceuticals, Inc.*	3,895	302,213
BioMarin Pharmaceutical, Inc.*	5,247	416,192
Bluebird Bio, Inc.*	1,302	170,861
CareDx, Inc.*,+	4,437	145,401
Incyte Corp.*	6,226	528,712
Portola Pharmaceuticals, Inc.*,+	59,707	1,592,983
Puma Biotechnology, Inc.*,+	52,873	510,224
Sarepta Therapeutics, Inc.*,+	1,106	164,628
Ultragenyx Pharmaceutical, Inc.*,+	4,731	285,090
		4,656,866
BROADCASTING—0.8%
CBS Corp., Cl. B	9,510	489,860
Discovery, Inc., Cl A*	15,634	473,867
		963,727
CONSUMER ELECTRONICS—0.1%
Garmin Ltd.	1,865	146,570

DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Fidelity National Information Services, Inc.	3,129	416,939
PayPal Holdings, Inc.*	4,966	548,246
Square, Inc., Cl. A*	8,242	662,739
Visa, Inc., Cl. A	3,308	588,824
		2,216,748
DIVERSIFIED SUPPORT SERVICES—2.1%
IAA, Inc.*	22,174	1,036,635
KAR Auction Services, Inc.	35,934	960,875
UniFirst Corp.	2,324	457,526
		2,455,036
EDUCATION SERVICES—3.3%
Chegg, Inc.*,+	85,908	3,858,987

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
AMETEK, Inc.+	3,209	287,558

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.6%
Cognex Corp.	7,057	310,579
FLIR Systems, Inc.	2,698	133,983
nLight, Inc.*	5,067	83,301
Novanta, Inc.*	1,956	164,480
		692,343
ELECTRONIC MANUFACTURING SERVICES—0.0%
IPG Photonics Corp.*	183	23,975

ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Casella Waste Systems, Inc., Cl. A*	26,708	1,164,469
Waste Connections, Inc.+	30,148	2,735,026
		3,899,495
FINANCIAL EXCHANGES & DATA—0.8%
CME Group, Inc., Cl.A+	729	141,732

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—85.5% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—0.8% (CONT.)
S&P Global, Inc.	3,086	$755,916
		897,648
FOOD DISTRIBUTORS—0.5%
US Foods Holding Corp.*	17,183	607,763

GENERAL MERCHANDISE STORES—1.2%
Dollar Tree, Inc.*	5,285	537,749
Ollie’s Bargain Outlet Holdings, Inc.*	10,951	927,440
		1,465,189
HEALTH CARE DISTRIBUTORS—0.6%
PetIQ, Inc., Cl. A*	20,840	713,562

HEALTH CARE EQUIPMENT—6.7%
DexCom, Inc.*,+	3,840	602,381
Glaukos Corp.*	13,681	1,117,464
Insulet Corp.*,+	19,552	2,403,723
Intuitive Surgical, Inc.*,+	1,643	853,555
Nevro Corp.*,+	34,503	2,306,870
Wright Medical Group NV*	22,163	639,624
		7,923,617
HEALTH CARE FACILITIES—0.3%
Encompass Health Corp.	2,277	145,364
US Physical Therapy, Inc.+	2,015	260,096
		405,460
HEALTH CARE SERVICES—1.0%
CVS Health Corp.+	5,175	289,127
Guardant Health, Inc.*,+	9,594	901,740
		1,190,867
HEALTH CARE TECHNOLOGY—0.8%
Livongo Health, Inc.*	981	43,409
Phreesia, Inc.*	11,946	326,484
Teladoc Health, Inc.*	4,461	304,419
Veeva Systems, Inc., Cl. A*	1,394	231,265
		905,577
HOMEFURNISHING RETAIL—0.5%
Bed Bath & Beyond, Inc.	64,404	625,363

HOTELS RESORTS & CRUISE LINES—0.1%
Lindblad Expeditions Holdings, Inc.*	4,997	94,094

HYPERMARKETS & SUPER CENTERS—0.2%
BJ’s Wholesale Club Holdings, Inc.*,+	12,374	291,531

INDUSTRIAL MACHINERY—0.8%
Lincoln Electric Holdings, Inc.	5,321	449,731
The Middleby Corp.*,+	3,320	446,142
		895,873
INSURANCE BROKERS—0.8%
eHealth, Inc.*	9,559	991,746

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—85.5% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—0.7%
CD Projekt SA	4,025	$237,941
Take-Two Interactive Software, Inc.*,+	5,040	617,501
		855,442
INTERACTIVE MEDIA & SERVICES—3.3%
Care.com, Inc.*	1,543	16,911
Facebook, Inc., Cl. A*,+	5,820	1,130,418
Pinterest, Inc., Cl. A*	44,093	1,278,256
Trivago NV#,*	32,055	164,763
Twitter, Inc.*	31,615	1,337,631
		3,927,979
INTERNET & DIRECT MARKETING RETAIL—4.3%
Amazon.com, Inc.*,+	905	1,689,436
Etsy, Inc.*	2,309	154,749
Farfetch Ltd., Cl. A*,+	49,324	991,412
Wayfair, Inc., Cl. A*,+	16,737	2,195,225
		5,030,822
INTERNET SERVICES & INFRASTRUCTURE—0.5%
VeriSign, Inc.*	2,716	573,320

IT CONSULTING & OTHER SERVICES—1.0%
Endava PLC#,*,+	7,850	290,450
EPAM Systems, Inc.*	4,376	848,025
		1,138,475
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*,+	14,273	1,122,714

LIFE SCIENCES TOOLS & SERVICES—2.1%
Adaptive Biotechnologies Corp.*	16,233	625,782
Bio-Techne Corp.+	3,560	748,134
NanoString Technologies, Inc.*,+	13,255	435,559
NeoGenomics, Inc.*	12,894	314,227
Personalis, Inc.*	18,557	332,356
		2,456,058
METAL & GLASS CONTAINERS—0.8%
Ball Corp.+	12,638	903,364

MOVIES & ENTERTAINMENT—1.4%
Live Nation Entertainment, Inc.*,+	14,840	1,069,370
Netflix, Inc.*,+	1,945	628,216
		1,697,586
OIL & GAS EQUIPMENT & SERVICES—0.6%
ProPetro Holding Corp.*	30,281	548,994
Solaris Oilfield Infrastructure, Inc., Cl. A	8,931	127,803
		676,797
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Diamondback Energy, Inc.	4,207	435,130
Magnolia Oil & Gas Corp., Cl. A*,+	78,521	877,865
Pioneer Natural Resources Co.+	3,497	482,726
		1,795,721

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—85.5% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—3.2%
Aerie Pharmaceuticals, Inc.*	13,617	$295,080
Allergan PLC	3,512	563,676
Dermira, Inc.*,+	142,354	1,254,139
Fulcrum Therapeutics, Inc.*	16,685	231,087
GW Pharmaceuticals PLC#,*,+	1,813	294,250
Novartis AG#,+	12,477	1,142,644
		3,780,876
REAL ESTATE SERVICES—3.3%
FirstService Corp.+	37,477	3,930,213

REGIONAL BANKS—1.4%
Independent Bank Group, Inc.+	10,019	569,179
Signature Bank	3,477	443,179
SVB Financial Group*	2,605	604,282
		1,616,640
RESTAURANTS—0.5%
Shake Shack, Inc., Cl. A*	6,465	482,677
Wingstop, Inc.+	1,526	145,870
		628,547
SEMICONDUCTOR EQUIPMENT—0.3%
ACM Research, Inc., Cl. A*	11,646	202,990
SolarEdge Technologies, Inc.*	2,399	156,487
		359,477
SEMICONDUCTORS—1.4%
Advanced Micro Devices, Inc.*,+	35,841	1,091,358
NXP Semiconductors NV	2,846	294,248
Xilinx, Inc.	2,175	248,407
		1,634,013
SOFT DRINKS—1.0%
The Coca-Cola Co.	23,208	1,221,437

SYSTEMS SOFTWARE—2.4%
Crowdstrike Holdings, Inc., Cl. A*	3,457	307,915
Microsoft Corp.	12,885	1,755,839
Rapid7, Inc.*	5,598	339,519
Symantec Corp.	13,047	281,293
Zuora, Inc., Cl. A*	11,470	172,165
		2,856,731
THRIFTS & MORTGAGE FINANCE—0.8%
Axos Financial, Inc.*,+	1,755	51,439
LendingTree, Inc.*	2,732	881,179
		932,618
TRADING COMPANIES & DISTRIBUTORS—0.6%
H&E Equipment Services, Inc.	6,124	187,456
SiteOne Landscape Supply, Inc.*	7,016	518,272
		705,728
TRUCKING—1.0%
Lyft, Inc., Cl. A*	9,228	561,708

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—85.5% (CONT.)	SHARES	VALUE
TRUCKING—1.0% (CONT.)
Ryder System, Inc.	10,231	$544,903
		1,106,611
TOTAL COMMON STOCKS (Cost $87,891,873)		100,893,384

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.1%
Palantir Technologies, Inc., Cl. B*,@,(a)	26,941	154,911

BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	82,836
TOTAL PREFERRED STOCKS (Cost $364,284)		237,747

RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Adolor Corp., CPR, 12/31/49*,@,(a),(c)	49,870	—
Tolero CDR*,@,(a),(d)	126,108	392,196
		392,196
TOTAL RIGHTS (Cost $67,638)		392,196

REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
RESIDENTIAL—0.2%
Equity LifeStyle Properties, Inc.	2,347	291,615

SPECIALIZED—1.4%
Crown Castle International Corp.+	12,294	1,638,298
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,741,917)		1,929,913

PURCHASED OPTIONS—0.6% SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.6%
Accelearte Diagnosis, 8/16/19, 20*	$153,176	BNP Paribas	82	$15,990
Accelearte Diagnosis, 8/16/19, 25*	76,588	BNP Paribas	41	17,630
Beyond Meat, Inc., 1/17/20, 135*	216,161	BNP Paribas	11	25,267
GTT Communications, Inc., 8/16/19, 10*	349,690	BNP Paribas	289	11,560
GTT Communications, Inc., 8/16/19, 15*	249,260	BNP Paribas	206	65,920
GTT Communications, Inc., 8/16/19, 20*	54,450	BNP Paribas	45	35,550
GTT Communications, Inc., 8/16/19, 30*	26,620	BNP Paribas	22	38,720
Proshares Ultra VIX Short-Term Futures ETF, 1/15/21, 65*	151,144	BNP Paribas	56	243,600
Proshares Ultra VIX Short-Term Futures ETF, 1/17/20, 70*	102,562	BNP Paribas	38	168,720

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

PURCHASED OPTIONS—0.6% (CONT.) SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.6% (CONT.)
Seritage Growth Properties, 12/20/19, 30*	$2,243,049	BNP Paribas	537	$21,480
(Cost $753,321)				644,437
TOTAL PURCHASED OPTIONS (Cost $753,321)				644,437
Total Investments (Cost $90,819,033)			88.2%	$104,097,677
Affiliated Securities (Cost $186,381)				82,836
Unaffiliated Securities (Cost $90,632,652)				104,014,841
Securities Sold Short (Proceeds $53,060,481)			(43.4)%	(51,182,904)
Other Assets in Excess of Liabilities			55.2%	65,122,409
NET ASSETS			100.0%	$118,037,182

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

(d)         Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2019
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
Palantir Technologies, Inc., Cl. A	10/7/14	42,985	0.05%	37,985	0.03%
Palantir Technologies, Inc., Cl. B	10/7/14	177,903	0.22%	154,911	0.13%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	82,836	0.07%
Tolero CDR	2/6/17	67,638	0.09%	392,196	0.34%
Total				$667,928	0.57%

+   All or a portion of this security is held as collateral for securities sold short.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited)

COMMON STOCKS—(38.9)%	SHARES	VALUE
ADVERTISING—(0.4)%
Omnicom Group, Inc.	(5,611)	$(450,114)

AEROSPACE & DEFENSE—(0.3)%
Axon Enterprise, Inc.	(4,525)	(317,746)

AIR FREIGHT & LOGISTICS—(0.4)%
CH Robinson Worldwide, Inc.	(5,087)	(425,935)

APPAREL ACCESSORIES & LUXURY GOODS—(0.5)%
Under Armour, Inc., Cl. A	(24,839)	(573,036)

APPLICATION SOFTWARE—(2.8)%
Box, Inc., Cl. A	(16,289)	(269,420)
DocuSign, Inc., Cl. A	(8,344)	(431,552)
Elastic NV	(1,539)	(152,099)
Nuance Communications, Inc.	(17,683)	(294,245)
Nutanix, Inc., Cl. A	(1,595)	(36,207)
ShotSpotter, Inc.	(37,219)	(1,399,062)
SVMK, Inc.	(16,266)	(276,034)
Zoom Video Communications, Inc., Cl. A	(4,626)	(441,829)
		(3,300,448)
AUTO PARTS & EQUIPMENT—(1.4)%
Gentex Corp.	(4,732)	(129,751)
LCI Industries	(16,536)	(1,515,194)
		(1,644,945)
AUTOMOBILE MANUFACTURERS—(0.8)%
Tesla, Inc.	(3,948)	(953,876)

AUTOMOTIVE RETAIL—(0.1)%
Advance Auto Parts, Inc.	(972)	(146,422)

BIOTECHNOLOGY—(1.6)%
Biogen, Inc.	(1,290)	(306,788)
Flexion Therapeutics, Inc.	(107,300)	(1,077,292)
Intercept Pharmaceuticals, Inc.	(1,787)	(112,313)
Regeneron Pharmaceuticals, Inc.	(996)	(303,541)
United Therapeutics Corp.	(1,432)	(113,471)
		(1,913,405)
BUILDING PRODUCTS—(1.3)%
Lennox International, Inc.	(1,178)	(302,133)
Patrick Industries, Inc.	(27,395)	(1,256,609)
		(1,558,742)
COMMERCIAL PRINTING—(0.4)%
Cimpress NV	(4,897)	(472,316)

COMMUNICATIONS EQUIPMENT—(0.6)%
F5 Networks, Inc.	(3,048)	(447,203)
Ubiquiti Networks, Inc.	(2,236)	(287,840)
		(735,043)
COMPUTER & ELECTRONICS RETAIL—(0.2)%
JB Hi-Fi Ltd.	(11,001)	(225,616)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(38.9)% (CONT.)	SHARES	VALUE
CONSTRUCTION MACHINERY & HEAVY TRUCKS—(0.9)%
Caterpillar, Inc.	(4,536)	$(597,255)
Wabtec Corp.	(5,307)	(412,248)
		(1,009,503)
CONSUMER ELECTRONICS—(0.4)%
Sonos, Inc.	(40,008)	(434,087)

DATA PROCESSING & OUTSOURCED SERVICES—(0.2)%
Automatic Data Processing, Inc.	(886)	(147,537)
Jack Henry & Associates, Inc.	(862)	(120,421)
		(267,958)
DEPARTMENT STORES—0.0%
Sears Holdings Corp.	(4)	(1)

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
Arlo Technologies, Inc.	(1,563)	(6,721)

EXCHANGE TRADED FUNDS—(1.0)%
Health Care Select Sector SPDR Fund	(12,346)	(1,125,215)
iPath Series B S&P 500 VIX Short-Term Futures ETN	(4,204)	(99,172)
		(1,224,387)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.6)%
The Scotts Miracle-Gro Co.	(6,024)	(675,772)

HEALTH CARE DISTRIBUTORS—(0.2)%
Convetrus, Inc.	(11,990)	(283,803)

HEALTH CARE EQUIPMENT—(2.1)%
Baxter International, Inc.	(5,404)	(453,774)
Demant AS	(14,043)	(413,738)
Globus Medical, Inc., Cl. A	(4,744)	(216,231)
Hologic, Inc.	(9,212)	(472,115)
SPDR S&P Health Care Equipment ETF	(10,731)	(893,355)
		(2,449,213)
HEALTH CARE TECHNOLOGY—0.0%
Castlight Health, Inc., Cl. B	(7,950)	(12,799)

HOME FURNISHINGS—(1.2)%
La-Z-Boy, Inc.	(14,634)	(482,776)
Leggett & Platt, Inc.	(22,247)	(889,212)
		(1,371,988)
HOME IMPROVEMENT RETAIL—(0.3)%
Floor & Decor Holdings, Inc., Cl. A	(9,969)	(390,286)

HOMEFURNISHING RETAIL—(0.4)%
Williams-Sonoma, Inc.	(7,112)	(474,228)

HOUSEHOLD APPLIANCES—(0.4)%
iRobot Corp.	(6,818)	(498,396)

INDUSTRIAL MACHINERY—(0.8)%
Actuant Corp., Cl. A	(30,933)	(708,366)
Parker-Hannifin Corp.	(1,666)	(291,683)
		(1,000,049)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(38.9)% (CONT.)	SHARES	VALUE
INTEGRATED OIL & GAS—(1.5)%
Chevron Corp.	(14,022)	$(1,726,248)

INTERACTIVE MEDIA & SERVICES—(0.9)%
Snap, Inc., Cl. A	(34,000)	(571,200)
Zillow Group, Inc., Cl. A	(2,228)	(111,043)
Zillow Group, Inc., Cl. C	(6,556)	(327,538)
		(1,009,781)
INTERNET & DIRECT MARKETING RETAIL—(0.8)%
Blue Apron Holdings, Inc., Cl. A	(796)	(6,989)
PetMed Express, Inc.	(592)	(10,283)
Shutterstock, Inc.	(20,288)	(778,450)
Stitch Fix, Inc., Cl. A	(4,297)	(112,066)
		(907,788)
INTERNET SERVICES & INFRASTRUCTURE—(0.8)%
GTT Communications, Inc.	(82,651)	(1,000,077)

INVESTMENT BANKING & BROKERAGE—(0.1)%
TD Ameritrade Holding Corp.	(2,959)	(151,205)

IT CONSULTING & OTHER SERVICES—(2.1)%
DXC Technology Co.	(5,198)	(289,892)
International Business Machines Corp.	(14,843)	(2,200,326)
		(2,490,218)
LIFE SCIENCES TOOLS & SERVICES—(0.5)%
Waters Corp.	(2,762)	(581,567)

OIL & GAS DRILLING—(0.9)%
Transocean Ltd.	(119,252)	(725,052)
Valaris PLC, Cl. A	(38,824)	(317,969)
		(1,043,021)
PACKAGED FOODS & MEATS—(0.2)%
The Hain Celestial Group, Inc.	(10,814)	(235,421)

PHARMACEUTICALS—(1.1)%
Bausch Health Cos., Inc.	(52,322)	(1,254,158)
Teva Pharmaceutical Industries Ltd.#	(9,533)	(75,597)
		(1,329,755)
PROPERTY & CASUALTY INSURANCE—(1.3)%
HCI Group, Inc.	(28,617)	(1,147,256)
Universal Insurance Holdings, Inc.	(15,137)	(375,549)
		(1,522,805)
REAL ESTATE SERVICES—(1.2)%
Redfin Corp.	(75,503)	(1,362,074)

REGIONAL BANKS—(2.2)%
Great Western Bancorp, Inc.	(30,349)	(1,026,403)
Howard Bancorp, Inc.	(53,977)	(803,718)
Southside Bancshares, Inc.	(23,652)	(818,832)
		(2,648,953)
RESTAURANTS—(0.6)%
Chuy’s Holdings, Inc.	(6,521)	(154,222)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—(38.9)% (CONT.)	SHARES	VALUE
RESTAURANTS—(0.6)% (CONT.)
Domino’s Pizza, Inc.	(2,325)	$(568,532)
		(722,754)
SEMICONDUCTOR EQUIPMENT—(0.3)%
Entegris, Inc.	(7,075)	(307,833)

SEMICONDUCTORS—(0.8)%
Maxim Integrated Products, Inc.	(4,703)	(278,371)
Texas Instruments, Inc.	(4,927)	(615,924)
		(894,295)
SPECIALTY CHEMICALS—(0.2)%
PPG Industries, Inc.	(2,494)	(292,771)

SPECIALTY STORES—(0.2)%
The Container Store Group, Inc.	(23,617)	(144,300)
Ulta Beauty, Inc.	(186)	(64,960)
		(209,260)
SYSTEMS SOFTWARE—(2.4)%
Carbon Black, Inc.	(15,900)	(295,899)
Fortinet, Inc.	(5,021)	(403,236)
Oracle Corp.	(29,602)	(1,666,593)
Palo Alto Networks, Inc.	(2,007)	(454,666)
		(2,820,394)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
NetApp, Inc.	(7,130)	(417,034)

TRADING COMPANIES & DISTRIBUTORS—(0.4)%
WW Grainger, Inc.	(1,586)	(461,574)

TRUCKING—(0.8)%
Landstar System, Inc.	(3,240)	(360,515)
Uber Technologies, Inc.	(14,364)	(605,299)
		(965,814)
TOTAL COMMON STOCKS (Proceeds $47,058,005)		(45,917,477)

MASTER LIMITED PARTNERSHIP—0.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.0%
Och-Ziff Capital Management Group, Inc., Cl. A	(81)	(1,886)
(Proceeds $1,959)		(1,886)

REAL ESTATE INVESTMENT TRUST—(4.5)%	SHARES	VALUE
HEALTH CARE—(0.3)%
Physicians Realty Trust	(17,533)	(301,743)

SPECIALIZED—(0.1)%
Iron Mountain, Inc.	(4,941)	(145,315)

RETAIL—(4.1)%
CBL & Associates Properties, Inc.	(13,748)	(14,435)
Pennsylvania Real Estate Investment Trust	(54,211)	(324,182)
Seritage Growth Properties, Cl. A	(79,806)	(3,333,497)
Tanger Factory Outlet Centers, Inc.	(17,881)	(283,950)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short July 31, 2019 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(4.5)% (CONT.)	SHARES	VALUE
RETAIL—(4.1)% (CONT.)
Washington Prime Group, Inc.	(237,030)	$(860,419)
		(4,816,483)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $6,000,517)		(5,263,541)
Total Securities Sold Short (Proceeds $53,060,481)		$(51,182,904)

# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
ARGENTINA—1.2%
APPLICATION SOFTWARE—1.2%
Globant SA*	2,905	$307,930
(Cost $156,303)

BRAZIL—12.0%
AIRLINES—0.8%
Azul SA*	15,300	207,462

DEPARTMENT STORES—1.6%
Lojas Renner SA	32,750	407,027

DIVERSIFIED BANKS—1.7%
Banco do Brasil SA
Itau Unibanco Holding SA	15,300	197,205
	26,850	244,826
		442,031

EDUCATION SERVICES—1.3%
Afya Ltd., Cl. A*	11,408	329,919

FINANCIAL EXCHANGES & DATA—1.5%
B3 SA - Brasil Bolsa Balcao	34,200	377,851

MANAGED HEALTH CARE—1.2%
Notre Dame Intermedica Participacoes SA	27,391	313,454

PACKAGED FOODS & MEATS—0.5%
BRF SA*	14,600	127,736

REINSURANCE—1.8%
IRB Brasil Resseguros SA	18,100	450,284

TRUCKING—1.6%
Localiza Rent a Car SA	34,300	395,213
TOTAL BRAZIL (Cost $2,217,223)		3,050,977

CHILE—1.3%
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Geopark Ltd.*	17,291	329,394
(Cost $158,551)

CHINA—29.4%
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Shenzhou International Group Holdings Ltd.	17,200	236,798

CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	182,000	186,956

DISTILLERS & VINTNERS—1.0%
Kweichow Moutai Co., Ltd., Cl. A	1,800	251,559

DIVERSIFIED BANKS—3.8%
China Construction Bank Corp., Cl. H	619,700	475,763
China Merchants Bank Co., Ltd., Cl. H	71,000	351,727
Ping An Bank Co., Ltd., Cl. A	64,700	131,119
		958,609

ELECTRONIC COMPONENTS—0.5%
Sunny Optical Technology Group Co., Ltd.	10,500	121,416

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
CHINA—29.4% (CONT.)
FOOTWEAR—1.1%
ANTA Sports Products Ltd.	36,000	$268,738

GAS UTILITIES—0.9%
ENN Energy Holdings Ltd.	22,600	232,473

HOUSEHOLD APPLIANCES—0.5%
Midea Group Co., Ltd., Cl. A	17,059	133,898

INTEGRATED OIL & GAS—1.4%
China Petroleum & Chemical Corp., Cl. H	241,023	154,740
PetroChina Co., Ltd., Cl. H	392,000	207,918
		362,658
INTERACTIVE MEDIA & SERVICES—6.0%
Tencent Holdings Ltd.	32,507	1,514,598

INTERNET & DIRECT MARKETING RETAIL—6.6%
Alibaba Group Holding Ltd.#,*	7,895	1,366,704
Baozun, Inc.#,*	1,985	98,476
Meituan Dianping Cl. B*	24,100	194,877
		1,660,057
LIFE & HEALTH INSURANCE—2.4%
Ping An Insurance Group Co., of China Ltd., Cl. H	52,532	619,132

LIFE SCIENCES TOOLS & SERVICES—0.7%
Wuxi Biologics Cayman, Inc.*	17,000	180,663

PACKAGED FOODS & MEATS—1.2%
China Mengniu Dairy Co., Ltd.*	75,000	302,628

PHARMACEUTICALS—0.5%
Jiangsu Hengrui Medicine Co., Ltd., Cl. A	13,816	132,754

REAL ESTATE DEVELOPMENT—1.2%
China Overseas Land & Investment Ltd.	40,000	136,362
Longfor Group Holdings Ltd.	43,000	158,614
		294,976
TOTAL CHINA (Cost $5,063,917)		7,457,913

COLOMBIA—0.6%
DIVERSIFIED BANKS—0.6%
Bancolombia SA#	2,965	147,894
(Cost $143,076)

HONG KONG—2.4%
LIFE & HEALTH INSURANCE—1.7%
AIA Group Ltd.	41,319	423,716

PACKAGED FOODS & MEATS—0.7%
Health & Happiness H&H International Holdings Ltd.	31,500	183,330
TOTAL HONG KONG (Cost $438,544)		607,046

INDIA—9.9%
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Titan Co., Ltd.	15,602	238,010

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
INDIA—9.9% (CONT.)
CONSTRUCTION MATERIALS—0.5%
Shree Cement Ltd.	446	$130,113

DIVERSIFIED BANKS—3.4%
Axis Bank Ltd.	25,091	244,809
HDFC Bank Ltd.	13,877	451,659
ICICI Bank Ltd.	10,448	64,599
IndusInd Bank Ltd.*	3,988	81,169
		842,236
IT CONSULTING & OTHER SERVICES—2.0%
Infosys Ltd.	23,751	271,176
Tata Consultancy Services Ltd.	7,340	234,132
		505,308
OIL & GAS REFINING & MARKETING—1.5%
Reliance Industries Ltd.*	23,013	387,090

PHARMACEUTICALS—0.2%
Aurobindo Pharma Ltd.	6,441	53,021

RESTAURANTS—0.9%
Jubilant Foodworks Ltd.	12,822	222,243

TOBACCO—0.5%
ITC Ltd.	33,245	130,277
TOTAL INDIA (Cost $1,919,108)		2,508,298

INDONESIA—3.2%
DEPARTMENT STORES—0.7%
Mitra Adiperkasa Tbk PT	2,575,100	173,271

DIVERSIFIED BANKS—1.5%
Bank Central Asia Tbk PT	177,000	388,582

HOME IMPROVEMENT RETAIL—1.0%
Ace Hardware Indonesia Tbk PT	1,852,400	242,031
TOTAL INDONESIA (Cost $548,917)		803,884

MALAYSIA—0.7%
HEALTH CARE FACILITIES—0.7%
IHH Healthcare Bhd	120,794	167,246
(Cost $166,740)

MEXICO—1.2%
DIVERSIFIED BANKS—0.4%
Banco del Bajio SA	56,757	106,677

HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart de Mexico SAB de CV	71,115	209,904
TOTAL MEXICO (Cost $315,516)		316,581

NIGERIA—0.9%
INTERNET & DIRECT MARKETING RETAIL—0.4%
Jumia Technologies AG#,*	5,405	91,993

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
NIGERIA—0.9% (CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.5%
Airtel Africa PLC*,(a)	152,460	$127,740
TOTAL NIGERIA (Cost $265,467)		219,733

PERU—1.0%
DIVERSIFIED BANKS—1.0%
Credicorp Ltd.	1,215	264,858
(Cost $254,619)

PHILIPPINES—1.3%
DIVERSIFIED BANKS—0.7%
Bank of the Philippine Islands	100,910	177,642

RESTAURANTS—0.6%
Jollibee Foods Corp.	31,100	157,845
TOTAL PHILIPPINES (Cost $369,076)		335,487

POLAND—1.2%
FOOD RETAIL—1.2%
Dino Polska SA*	8,225	309,140
(Cost $199,616)

RUSSIA—3.5%
DIVERSIFIED BANKS—1.2%
Sberbank of Russia PJSC#	20,486	304,096

INTEGRATED OIL & GAS—0.9%
LUKOIL PJSC#	2,734	224,374

INTERACTIVE MEDIA & SERVICES—1.4%
Yandex NV, Cl. A*	9,060	355,333
TOTAL RUSSIA (Cost $819,525)		883,803

SOUTH AFRICA—4.2%
CONSUMER FINANCE—0.5%
Transaction Capital Ltd.	73,778	118,295

DIVERSIFIED BANKS—1.0%
Capitec Bank Holdings Ltd.	3,012	247,770

INTERNET & DIRECT MARKETING RETAIL—2.1%
Naspers Ltd., Cl. N	2,182	531,853

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
FirstRand Ltd.	36,099	154,452
TOTAL SOUTH AFRICA (Cost $912,150)		1,052,370

SOUTH KOREA—10.7%
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Fila Korea Ltd.	3,732	210,278

AUTOMOBILE MANUFACTURERS—0.6%
Hyundai Motor Co.	1,291	136,750

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
SOUTH KOREA—10.7% (CONT.)
COMMODITY CHEMICALS—0.9%
LG Chem Ltd.	809	$227,835

DEPARTMENT STORES—0.7%
Shinsegae, Inc.	869	184,050

DIVERSIFIED BANKS—0.8%
Shinhan Financial Group Co., Ltd.	5,760	210,084

ELECTRONIC COMPONENTS—0.8%
Samsung SDI Co., Ltd.	988	204,879

INTERACTIVE MEDIA & SERVICES—1.4%
Kakao Corp.	2,258	239,515
NAVER Corp.	973	112,405
		351,920
OIL & GAS REFINING & MARKETING—0.5%
SK Innovation Co., Ltd.	961	137,498

STEEL—0.5%
POSCO	602	112,984

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.7%
Samsung Electronics Co., Ltd.	24,527	925,005
TOTAL SOUTH KOREA (Cost $2,893,029)		2,701,283

TAIWAN—9.2%
CONSTRUCTION MATERIALS—0.8%
Taiwan Cement Corp.*	148,000	211,409

DIVERSIFIED BANKS—1.0%
E.Sun Financial Holding Co., Ltd.	310,619	258,402

ELECTRONIC COMPONENTS—1.0%
Delta Electronics, Inc.	13,000	62,676
E Ink Holdings, Inc.	164,000	179,474
		242,150
HEALTH CARE SUPPLIES—0.8%
Ginko International Co., Ltd.	30,000	193,914

OIL & GAS REFINING & MARKETING—0.5%
Formosa Petrochemical Corp.	36,000	121,881

SEMICONDUCTORS—5.1%
MediaTek, Inc.	26,000	259,736
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	1,043,036
		1,302,772
TOTAL TAIWAN (Cost $2,296,389)		2,330,528

THAILAND—2.0%
DIVERSIFIED BANKS—0.7%
Kasikornbank PCL	30,400	169,969

MOVIES & ENTERTAINMENT—0.6%
Major Cineplex Group PCL	174,000	165,209

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
THAILAND—2.0% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—0.7%
PTT Exploration & Production PCL	38,600	$169,037
TOTAL THAILAND (Cost $533,382)		504,215

UNITED ARAB EMIRATES—1.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Finablr PLC*	72,440	144,469

HEALTH CARE FACILITIES—0.5%
NMC Health PLC	4,675	139,604
TOTAL UNITED ARAB EMIRATES (Cost $321,554)		284,073
TOTAL COMMON STOCKS (Cost $19,992,702)		24,582,653

REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
MEXICO—0.7%
DIVERSIFIED—0.7%
Fibra Uno Administracion SA de CV	143,612	184,921
(Cost $200,105)
Total Investments (Cost $20,192,807)	97.7%	$24,767,574
Unaffiliated Securities (Cost $20,192,807)		24,767,574
Other Assets in Excess of Liabilities	2.3%	584,974
NET ASSETS	100.0%	$25,352,548

#                 American Depositary Receipts.

(a)         Pursuant to Securities and Exchange Commission Rule 144A, this security may be sold prior to its maturity only to qualified institutional buyers. This security represents 0.5% of the net assets of the Fund.

*                 Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2019 (Unaudited)

COMMON STOCKS—93.8%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
Hexcel Corp.	6,950	$568,232
The Boeing Co.	2,269	774,137
		1,342,369
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Levi Strauss & Co., Cl. A*	24,919	474,956
Lululemon Athletica, Inc.*	2,623	501,229
PVH Corp.	3,243	288,368
		1,264,553
APPLICATION SOFTWARE—7.5%
Adobe, Inc.*	5,010	1,497,289
Autodesk, Inc.*	4,193	654,821
salesforce.com, Inc.*	16,445	2,540,752
		4,692,862
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC	7,044	617,407

BIOTECHNOLOGY—2.7%
Sarepta Therapeutics, Inc.*	4,442	661,191
Vertex Pharmaceuticals, Inc.*	6,148	1,024,380
		1,685,571
BUILDING PRODUCTS—0.9%
Allegion PLC	5,588	578,582

COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	15,748	872,439

DATA PROCESSING & OUTSOURCED SERVICES—7.0%
PayPal Holdings, Inc.*	8,823	974,059
Visa, Inc., Cl. A	18,899	3,364,022
		4,338,081
DIVERSIFIED BANKS—1.3%
Citigroup, Inc.	4,521	321,714
JPMorgan Chase & Co.	4,437	514,692
		836,406
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	1,477	305,990

ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	1,902	305,804

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Tetra Tech, Inc.	8,018	635,026

FINANCIAL EXCHANGES & DATA—1.1%
S&P Global, Inc.	2,756	675,082

FOOD RETAIL—0.3%
The Kroger Co.	10,029	212,214

FOOTWEAR—1.0%
NIKE, Inc., Cl. B	7,248	623,545

HEALTH CARE EQUIPMENT—1.5%
ABIOMED, Inc.*	1,096	305,302

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—93.8% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—1.5% (CONT.)
Edwards Lifesciences Corp.*	1,585	$337,367
Tandem Diabetes Care, Inc.*	4,348	275,794
		918,463
HEALTH CARE SERVICES—1.0%
Cigna Corp.	3,512	596,759

HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	7,586	1,621,052

HOTELS RESORTS & CRUISE LINES—0.5%
Royal Caribbean Cruises Ltd.	2,754	320,400

HOUSEHOLD PRODUCTS—1.9%
The Procter & Gamble Co.	10,255	1,210,500

INDUSTRIAL CONGLOMERATES—3.0%
Honeywell International, Inc.	10,839	1,869,294

INDUSTRIAL GASES—1.1%
Air Products & Chemicals, Inc.	3,038	693,484

INDUSTRIAL MACHINERY—2.0%
Woodward, Inc.	4,802	538,016
Xylem, Inc.	9,025	724,617
		1,262,633
INTERACTIVE HOME ENTERTAINMENT—0.5%
Electronic Arts, Inc.*	3,336	308,580

INTERACTIVE MEDIA & SERVICES—8.0%
Alphabet, Inc., Cl. A*	1,789	2,179,360
Alphabet, Inc., Cl. C*	927	1,127,862
Facebook, Inc., Cl. A*	8,550	1,660,667
		4,967,889
INTERNET & DIRECT MARKETING RETAIL—9.3%
Amazon.com, Inc.*	2,917	5,445,397
Etsy, Inc.*	5,137	344,282
		5,789,679
INVESTMENT BANKING & BROKERAGE—1.4%
Morgan Stanley	18,939	843,922

IT CONSULTING & OTHER SERVICES—1.6%
Accenture PLC, Cl. A	5,172	996,024

LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	2,577	635,282

LIFE SCIENCES TOOLS & SERVICES—1.1%
Agilent Technologies, Inc.	5,800	402,578
Illumina, Inc.*	886	265,251
		667,829
MANAGED HEALTH CARE—0.9%
Humana, Inc.	1,990	590,532

METAL & GLASS CONTAINERS—0.6%
Ball Corp.	4,850	346,678

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments July 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—93.8% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.0%
The Walt Disney Co.	4,440	$634,964

PACKAGED FOODS & MEATS—0.5%
McCormick & Co., Inc.	1,915	303,604

PHARMACEUTICALS—3.2%
Bristol-Myers Squibb Co.	11,447	508,361
Merck & Co., Inc.	10,929	906,998
Zoetis, Inc., Cl. A	4,902	563,191
		1,978,550
PROPERTY & CASUALTY INSURANCE—1.1%
The Progressive Corp.	8,642	699,829

SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.	4,234	883,255

SEMICONDUCTORS—2.2%
Broadcom, Inc.	1,750	507,483
NVIDIA Corp.	2,947	497,218
Taiwan Semiconductor Manufacturing Co., Ltd.#	9,223	393,176
		1,397,877
SOFT DRINKS—1.4%
PepsiCo, Inc.	6,849	875,371

SYSTEMS SOFTWARE—10.2%
Microsoft Corp.	46,614	6,352,090

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.4%
Apple, Inc.	13,024	2,774,633

TOTAL COMMON STOCKS (Cost $29,439,547)		58,525,104

REAL ESTATE INVESTMENT TRUST—1.8%	SHARES	VALUE
SPECIALIZED—1.8%
Equinix, Inc.	1,564	785,284
SBA Communications Corp., Cl. A*	1,356	332,776
		1,118,060
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $836,727)		1,118,060
Total Investments (Cost $30,276,274)	95.6%	$59,643,164
Unaffiliated Securities (Cost $30,276,274)		59,643,164
Other Assets in Excess of Liabilities	4.4%	2,721,999
NET ASSETS	100.0%	$62,365,163

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four funds—Alger Spectra Fund, Alger Responsible Investing Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may convert to Class A shares earlier. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Class I shares, Class Y shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

Alger Spectra Fund started offering Class Y shares on December 3, 2018.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Funds’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•             Level 1 — quoted prices in active markets for identical investments

•             Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$882,018,875	$882,018,875	$—	$—
Consumer Discretionary	1,168,021,168	1,161,838,499	6,182,669	—
Consumer Staples	89,026,814	89,026,814	—	—
Financials	392,302,978	392,302,978	—	—
Health Care	1,128,259,460	1,128,259,460	—	—
Industrials	397,608,615	397,608,615	—	—
Information Technology	2,317,892,956	2,315,890,277	—	2,002,679
Materials	174,975,671	174,975,671	—	—
TOTAL COMMON STOCKS	$6,550,106,537	$6,541,921,189	$6,182,669	$2,002,679
PREFERRED STOCKS
Health Care	5,824,024	—	—	5,824,024
Information Technology	9,231,625	—	—	9,231,625
TOTAL PREFERRED STOCKS	$15,055,649	$—	$—	$15,055,649
REAL ESTATE INVESTMENT TRUST
Real Estate	72,878,561	72,878,561	—	—
TOTAL INVESTMENTS IN SECURITIES	$6,638,040,747	$6,614,799,750	$6,182,669	$17,058,328
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$9,955,860	$9,955,860	$—	$—
Consumer Discretionary	75,597,099	75,597,099	—	—
Exchange Traded Funds	31,329,672	31,329,672	—	—
Financials	43,579,557	43,579,557	—	—
Health Care	37,778,675	37,778,675	—	—
Industrials	71,837,746	71,837,746	—	—
Information Technology	116,356,559	116,356,559	—	—
Market Indices	4,386,028	4,386,028	—	—
Materials	38,627,057	38,627,057	—	—
Miscellaneous	27,292,427	27,292,427	—	—
TOTAL COMMON STOCKS	$456,740,680	$456,740,680	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,444,734	$7,206,793	$237,941	$—
Consumer Discretionary	16,159,902	16,159,902	—	—
Consumer Staples	2,120,731	2,120,731	—	—
Energy	2,472,518	2,472,518	—	—
Financials	6,042,450	6,042,450	—	—
Health Care	22,032,883	22,032,883	—	—
Industrials	16,417,741	16,417,741	—	—
Information Technology	23,368,848	23,330,863	—	37,985
Materials	903,364	903,364	—	—
Real Estate	3,930,213	3,930,213	—	—
TOTAL COMMON STOCKS	$100,893,384	$100,617,458	$237,941	$37,985
PREFERRED STOCKS
Health Care	82,836	—	—	82,836
Information Technology	154,911	—	—	154,911
TOTAL PREFERRED STOCKS	$237,747	$—	$—	$237,747

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Health Care	$392,196	*	$—	$—	$392,196	*
REAL ESTATE INVESTMENT TRUST
Real Estate	1,929,913		1,929,913	—	—
PURCHASED OPTIONS
Consumer Staples	25,267		25,267	—	—
Health Care	33,620		—	33,620	—
Information Technology	151,750		—	151,750	—
Miscellaneous	412,320		—	412,320	—
Real Estate	21,480		—	21,480	—
TOTAL PURCHASED OPTIONS	$644,437		$25,267	$619,170	$—
TOTAL INVESTMENTS IN SECURITIES	$104,097,677		$102,572,638	$857,111	$667,928
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$1,459,896		$1,459,896	$—	$—
Consumer Discretionary	8,552,684		8,327,068	225,616	—
Consumer Staples	235,421		235,421	—	—
Energy	2,769,269		2,769,269	—	—
Exchange Traded Funds	1,224,386		1,224,386	—	—
Financials	4,322,962		4,322,962	—	—
Health Care	6,570,543		6,156,805	413,738	—
Industrials	6,211,677		6,211,677	—	—
Information Technology	12,240,022		12,240,022	—	—
Materials	968,543		968,543	—	—
Real Estate	1,362,074		1,362,074	—	—
TOTAL COMMON STOCKS	$45,917,477		$45,278,123	$639,354	$—
MASTER LIMITED PARTNERSHIP
Financials	1,886		1,886	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	5,263,541		5,263,541	—	—
TOTAL SECURITIES SOLD SHORT	$51,182,904		$50,543,550	$639,354	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,514,800	$483,073	$2,031,727	$—
Consumer Discretionary	5,224,763	2,294,119	2,930,644	—
Consumer Staples	1,514,575	337,640	1,176,935	—
Energy	1,731,931	329,394	1,402,537	—
Financials	6,662,578	2,220,259	4,442,319	—
Health Care	1,180,657	313,454	867,203	—
Industrials	789,631	602,675	186,956	—
Information Technology	3,753,928	452,399	3,301,529	—
Materials	682,341	—	682,341	—
Real Estate	294,976	—	294,976	—
Utilities	232,473	—	232,473	—
TOTAL COMMON STOCKS	$24,582,653	$7,033,013	$17,549,640	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Real Estate	$184,921	$184,921	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,767,574	$7,217,934	$17,549,640	$—

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,911,433	$5,911,433	$—	$—
Consumer Discretionary	10,871,919	10,871,919	—	—
Consumer Staples	2,601,689	2,601,689	—	—
Financials	3,055,240	3,055,240	—	—
Health Care	6,437,704	6,437,704	—	—
Industrials	5,993,707	5,993,707	—	—
Information Technology	22,307,260	22,307,260	—	—
Materials	1,040,162	1,040,162	—	—
Utilities	305,990	305,990	—	—
TOTAL COMMON STOCKS	$58,525,104	$58,525,104	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,118,060	1,118,060	—	—
TOTAL INVESTMENTS IN SECURITIES	$59,643,164	$59,643,164	$—	$—

*Alger Dynamic Opportunities Fund’s holdings of Adolor Corp.’s rights are classified as a Level 3 investment and fair valued at zero as of July 31, 2019.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2018	$2,002,679
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	2,002,679
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2018	$20,243,744
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,804,313)
Included in net change in unrealized appreciation (depreciation) on investments	353,802
Purchases and sales
Purchases	—
Sales	(2,737,584)
Closing balance at July 31, 2019	15,055,649
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(3,319,694)

Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,693,759)
Included in net change in unrealized appreciation (depreciation) on investments	2,715,111
Purchases and sales
Purchases	—
Sales	(21,352)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2018	$37,985
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	37,985
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2018	$284,964
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(47,217)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	237,747
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$(47,217)

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2018	$355,083	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	37,113
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2019	392,196	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$37,113

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(157,961)
Included in net change in unrealized appreciation (depreciation) on investments	159,212
Purchases and sales
Purchases	—
Sales	(1,251)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2018	$0 *
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(42,901)
Included in net change in unrealized appreciation (depreciation) on investments	43,241
Purchases and sales
Purchases	—
Sales	(340)
Closing balance at July 31, 2019	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2019	$—

* Includes securities that are fair valued at zero.

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2019. In addition to the methodologies and inputs noted in the table below, according to our valuation policy we may also use other valuation methodologies and inputs when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value
	July 31,	Valuation	Unobservable		Weighted
	2019	Methodology	Input	Input/Range	Average Inputs
Alger Spectra Fund
Common Stocks	$2,002,679	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	9,231,625	Market Approach	Market Quotation	N/A*	N/A
	5,824,024	Income Approach	Discount Rate	49.50%-55.00%	N/A

Alger Dynamic Opportunities Fund
Common Stocks	$37,985	Market Approach	Market Quotation	N/A*	N/A
Preferred Stocks	154,911	Market Approach	Market Quotation	N/A*	N/A
	82,836	Income Approach	Discount Rate	49.50%-55.00%	N/A
Rights	392,196	Income Approach	Discount Rate	6.10%-6.35%	N/A
			Probability of Success	0.00%	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at July 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

During the period ended July 31, 2019, Alger Dynamic Opportunities Fund transferred securities totaling $412,320, from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

During the period ended July 31, 2019, Alger Emerging Markets Fund transferred security totaling $247,770, from Level 2 to Level 1, utilizing listed prices rather than fair value adjusted prices.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2019, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents:
Alger Spectra Fund	$6,533,772	$—	$6,533,772	$—
Collateral held for short sales*	68,035,773	68,035,773	—	—
Alger Dynamic Opportunities Fund	7,806,218	—	7,806,218	—
Collateral held for short sales*	57,137,738	57,137,738	—	—
Alger Emerging Markets Fund	413,319	144,186	269,133	—
Alger Responsible Investing Fund	2,786,225	—	2,786,225	—

* The collateral held for short sales balance represents restricted cash held at prime brokers as of July 31, 2019.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2019. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares/ Par at October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Shares/ Par at July 31, 2019	Dividend/ Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2019
Alger Spectra Fund
Common Stocks
Prosetta Biosciences, Inc., Series D	2,912,012	—	—	2,912,012	$—	$—	$(3,319,694)	$5,824,024
Total					$—	$—	$(3,319,694)	$5,824,024

Security	Shares/ Par at October 31, 2018	Purchases/ Conversion	Sales/ Conversion	Shares/ Par at July 31, 2019	Dividend/ Interest Income	Realized Gain (Loss)	Net Increase (Decrease) in Unrealized App(Dep)	Value at July 31, 2019
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	41,418	—	—	41,418	$—	$—	$(47,217)	$82,836
Total					$—	$—	$(47,217)	$82,836